Combined and Condensed Information Related to Affiliates (Detail) (JPY ¥) In Millions, unless otherwise specified	9 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Schedule of Equity Method Investments [Line Items]
Total revenues	¥ 656,633	¥ 548,781
Income before income taxes	51,654	53,692
Net income	39,953	36,054
Total assets	4,235,422	4,208,631
Total liabilities	3,236,067	3,116,168
Shareholders' equity	¥ 999,355	¥ 1,092,463